21. Provision for contingencies	12 Months Ended
Dec. 31, 2017
Provision For Contingencies
Provision for contingencies

The provision for contingencies is estimated by the Company’s management, supported by its legal counsel. The provision was recognized in an amount considered sufficient to cover probable losses.

	PIS/COFINS	Taxes and other	Social security and labor	Civil	Regulatory	Total
Balance at December 31, 2015	103	414	597	248	34	1,396
Additions	91	325	680	291	35	1,422
Payments	-	(29)	(251)	(125)	(10)	(415)
Reversals	(4)	(19)	(153)	(140)	(26)	(342)
Monetary adjustment	14	38	79	38	6	175
Exchange rate changes	-	(2)	(2)	(8)	-	(12)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(56)	(141)	(648)	(195)	(7)	(1,047)
Balance at December 31, 2016	148	586	302	109	32	1,177
Additions	162	125	856	241	44	1,428
Payments	-	(37)	(301)	(94)	(15)	(447)
Reversals	(114)	(102)	(328)	(178)	(31)	(753)
Transfer to instalments taxes	(42)	(89)	-	-	-	(131)
Monetary adjustment	(26)	38	116	34	5	167
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(54)	42	(314)	(7)	(1)	(334)
Balance at December 31, 2017	74	563	331	105	34	1,107

21.1.	Tax

As per prevailing legislation, tax claims are subject to monetary indexation, which refers to an adjustment to the provision for tax contingencies according to the indexation rates used by each tax jurisdiction. In all cases, both the interest charges and fines, when applicable, were computed and fully provisioned with respect to unpaid amounts.

The main provisioned tax claims are as follows:

21.1.1.	PIS and COFINS

Since the adoption of the noncumulative regime to calculate PIS and COFINS, the Company has challenged the right to deduct ICMS from the calculation basis for both contributions. On March 15, 2017, STF ruled that ICMS should be excluded from the calculation basis of PIS/Cofins, in accordance to the thesis pleaded by the Company. Based on the judgement of the thesis by the STF (Federal Supreme Court) and on the legal opinion of its external legal counsel, the Company understood that a disbursement of cash, related to unpaid amounts in previous periods, is not probable and reversed a provision of R$ 117.

Since the decision of the STF on March 15, 2017, the procedural steps were within the ones anticipated by the Company’s legal advisors without any change in management's judgment regarding the reversal of the provision for lawsuits, however without there being a final decision expected on the subject, related to the judgment of the appeal filed by the prosecution. The Company and its external legal counsel estimate that the decision related to the application of the effects will not limit the right of the judicial claim proposed by the Company, nevertheless, the elements of the process still pending of decision do not allow the recognition of the credits since the Company started the claim in 2003. According to the preliminary evaluation, based on available information on December 31, 2017, the Company estimates the potential tax credits for the retail activity ranges from R$1,300 to R$1,850. The calculation for its subsidiary Sendas is not yet completed.

In addition in Via Varejo’s tax credits as of December 31, 2017, classified as discontinued operations, were estimated to approximately R$1,384, being R$959 related to discontinued operations and R$425 attributed to continued operations through a shareholders’ agreement between Grupo Casas Bahia and the Company.

Regarding the remainder accrued amount for other discussions related to PIS and COFINS includes challenging of tax offset and other small amounts, as of December 31, 2017 representing R$184, being R$74 of continued operations and R$110 of discontinued operations (R$204 as of December 31, 2016, being R$148 of continued operation and R$56 of discontinued operations).

21.1.2.	Tax claims

During the 2nd quarter of 2017 the Company applied for the Special Program on Tax Settlements – PERT. The tax assessments over purchase transactions, industrialization and exports sales of soybeans (PIS/COFINS and IRPJ), and non-validation of tax offsets which amounted to R$146, being R$89 of continued operation and R$57 of discontinued operation.

Additionally, during the 3rd quarter of 2017, Company adhered to the Tax Debt Installment Payment Plan (“PEP” - Parcelamento Estadual do Estado de São Paulo), related to tax assessments of acquisition of suppliers considered not qualified by the State Finance Department registry, error in application of tax rate and accessory obligations by State tax authorities amounting to R$28, being R$6 of continued operation and R$22 of discontinued operation.

After entering into the programs above, the Company analyzed the other tax claims, together with its external legal counsel, and determined them to be probable losses and recorded a corresponding provision. These refer to: (i) challenge on the non-application of the Accident Prevention Factor - FAP for 2011; (ii) challenge on the State Finance Department on the ICMS tax rate calculated on electric energy bills; (iii) other minor issues. The amount recorded for these matters as at December 31, 2017 was R$184, being R$183 of continued operation and R$1 of discontinued operations (R$408 as at December 31, 2016, being R$356 of continued operation and R$52 of discontinued operations).

ICMS

The Federal Supreme Court ("STF") on October 16, 2014 decided that ICMS taxpayers that trade products included in the “basked of food staples” have no right to fully utilize the ICMS credits. The Company, with the assistance of its legal counsel, decided to record a provision for this matter amounting to R$142 as at December 31, 2017 (R$153 as at December 31, 2016) since this claim was considered a “probable” loss. The amounts accrued represent Management’s best estimate of the probable cash disbursement to settle this claim.

Additionally, there are cases assessed by São Paulo State tax authorities related to the refund of ICMS over tax substitution without proper compliance with accessory tax obligations introduced by CAT Administrative Rule 17. Considering recent court decisions the Company accrued R$167 (R$138 in December 2016) representing the estimation of probable loss evaluated by management based on documentation evidence aspect of the claims.

21.1.3.	Supplementary Law 110/2001

The Company claims in court the eligibility to not pay the contributions provided for by Supplementary Law 110/01, referring to the FGTS (Government Severance Indemnity Fund for Employees) costs. The accrued amount as at December 31, 2017 is R$72 being R$71 of continued operation and R$1 of discontinued operations (R$77 of continued operation as at December 31, 2016).

21.1.4.	Others contingent tax liabilities - Via Varejo

Provisions for contingent tax liabilities were recorded as a result of the business combination with Via Varejo, as required by IFRS 3. As at December 31, 2017, the recorded amount is R$90 (R$89 as at December 31, 2016). These accrued claims refer to administrative proceedings related to the offset of tax debts against credits from the contribution levied on coffee exports.

21.1.5.	Others contingent tax liabilities - Bartira

On the third quarter of 2016, the Company reversed most of its contingencies arising from business combination of Bartira, booked in 2013. The amount reversed is composed for R$6 of tax contingence and R$11 of labor contingence, totalizing R$17. The remaining balance at December 31, 2017 is R$1 (R$1 in December 31, 2016);

21.2.	Labor

The Company is part to various labor lawsuits mainly due to termination of employees in the ordinary course of business. At December 31, 2017, the Company recorded a provision of R$1,284, being R$331 for continued operations and R$953 for discontinued operations (R$950 as at December 31, 2016, being R$302 for continued operations and R$648 for discontinued operations). Management, with the assistance of its legal counsel, assessed these claims and recorded a provision for losses when reasonably estimable, based on past experiences in relation to the amounts claimed.

21.3.	Civil and others

The Company is part to civil lawsuits at several court levels (indemnities and collections, among others) and at different courts. The Company’s management records provisions in amounts considered sufficient to cover unfavorable court decisions, when its legal counsel considers the loss as probable.

Among these lawsuits, we point out the following:

·       The Company is part to various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Company recognizes a provision for the difference between the amount originally paid by the stores and the amounts claimed by the owner of the property in the lawsuit, when internal and external legal counsel consider that it is probable that the rent amount will be increased. As at December 31, 2017, the amount accrued for these lawsuits is R$125, being R$61 for continued operations and R$64 for discontinued operations (R$121 as at December 31, 2016, being R$49 for continued operations and R$72 for discontinued operations), for which there are no restricted deposits.

·       The Company is party to legal claims related to penalties applied by regulatory agencies, from the federal, state and municipal administrations, among which includes Consumer Protection Agencies (Procon), National Institute of Metrology, Standardization and Industrial Quality (INMETRO) and Municipalities and some lawsuits involving contract terminations with suppliers. Company supported by its legal counsel, assessed these claims and recorded a provision according to probable cash expending and estimative of loss ..On December 31, 2017 the amount of this provision is R$43, being R$34 for continued operations and R$9 for discontinued operations (R$39 on December 31, 2016, being R$32 for continued operations and R$7 for discontinued operations).

·	As at December 31, 2017, the amount accrued related to other civil matters is R$146, being R$ 44 for continued operation R$102 for discontinued operations (R$143 as at December 31, 2016, being R$ 60 for continued operation R$83 for discontinued operations).

Total civil lawsuits and others as at December 31, 2017 amount to R$314, being R$139 for continued operations and R$175 for discontinued operations (R$343 as at December 31, 2016, being R$ 141 for continued operations and R$202 for discontinued operations).

21.4.	Other non-accrued contingent liabilities

The Company has other litigations which have been analyzed by the legal counsel and assessed as possible loss and, therefore, have not been recorded. The possible litigations updated balance without indemnization from shareholders is of R$11,778, being R$10,159 for continued operations and R$1,619 for discontinued operations at December 31, 2017 (R$12,221 in December 31, 2016, being R$10,736 for continued operations and R$1,485 for discontinued operations), and are mainly related to:

·       INSS (Social Security Contribution) – GPA was assessed for non-levy of payroll charges on benefits granted to its employees, among other matters, for which possible loss amounts to R$474, being R$443 for continued operations and R$31 for discontinued operations as December 31, 2017 (R$421 as at December 31, 2016, being R$389 for continued operations and R$32 for discontinued operations). The lawsuits are under administrative and court discussions.

·       IRPJ, withholding income tax - IRRF, CSLL, tax on financial transactions - IOF, withholding income tax on net income – GPA has several assessment notices regarding offsetting proceedings, rules on the deductibility of provisions, payment divergences and overpayments; fine for failure to comply with accessory obligations, among other less significant taxes. Among those claims, there are one tax assessment related to the tax deduction of goodwill in the years of 2012 and 2013, originated by the acquisition of Ponto Frio (goodwill Mandala) ocurred in year of 2009. The restated amount of the assessment notice correspond to R$85 of income tax and social contribution (R$79 at December 31, 2016). The lawsuits await administrative and court ruling. The amount involved is R$964, being R$826 for continued operations and R$138 for discontinued operations as December 31, 2017 (R$1,192 as at December 31, 2016, being R$1,052 for continued operations and R$140 for discontinued operations).   ·

·       COFINS, PIS, provisional contribution on financial transactions – CPMF and IPI – the Company has been challenged about offseting COFINS and PIS against IPI credits – inputs subject to zero rate or exempt – acquired from third parties with a final and unappealed decision, other requests for offset, collection of taxes on soybean export operations, tax payment divergences and overpayments; fine for failure to comply with accessory obligations, disallowance of COFINS and PIS credits on one-phase products (“produtos monofásicos”), among others less significant taxes. These lawsuits await decision at the administrative and court levels. The amount involved in these assessments is R$2,124, being R$1,705 for continued operations and R$419 for discontinued operations as December 31, 2017 (R$2,532 as at December 31, 2016, being R$2,140 for continued operations and R$392 for discontinued operations). The Company recognized the effects of PERT Program in October 2017. These are related to the claims of CPMF, PIS/COFINS and other subjects not individually relevant, amounting to R$344.

·       ICMS – GPA received tax assessment notices by the State tax authorities regarding: (i) utilization of electric energy credits; (ii) purchases from suppliers considered not qualified in the State Finance Department registry; (iii) levied on its own operation of merchandise purchase (own ICMS)) – article 271 of ICMS by-law; (iv) resulting from sale of extended warranty, (v) resulting from financed sales; and (vi) among other matters. The total amount of these assessments is R$7,246, being R$6,493 for continued operations and R$753 for discontinued operations as of December 31, 2017 (R$6,832 as at December 31, 2016, being R$6,269 for continued operations and R$563 for discontinued operations), which await a final decision at the administrative and court levels. The Company adhered to the PEP - State Instalment Program of the State of São Paulo in August 2017, related to tax assessments on tax credits taken on purchases from unqualified suppliers within Tax Authority of São Paulo, among other minor amounts, amounting to R$ 81, being R$ 68 of continued operation and R$ 13 of discontinued operation.

·       Municipal service tax - ISS, Municipal Real Estate Tax (“IPTU”), Fees, and others – these refer to assessments on withholdings of third parties, IPTU payment divergences, fines for failure to comply with accessory obligations, ISS – reimbursement of advertising expenses and sundry taxes, in the amount of R$281, being R$150 for continued operations and R$131 for discontinued operations as December 31, 2017 (R$292 as at December 31, 2016, being R$165 for continued operations and R$127 for discontinued operations), which await decision at the administrative and court levels.

·       Other litigations – these refer to administrative proceedings and lawsuits in which the Company claims the renewal of rental agreements and setting of rents according to market values and actions in the civil court, special civil court, Consumer Protection Agency - PROCON (in many States), Institute of Weights and Measure - IPEM, National Institute of Metrology, Standardization and Industrial Quality - INMETRO and National Health Surveillance Agency - ANVISA, among others, amounting to R$689, being R$542 for continued operations and R$147 for discontinued operations as December 31, 2017 (R$953 as at December 31, 2016, being R$722 for continued operations and R$231 for discontinued operations).

The Company has litigations related to challenges by tax authorities on income tax payment, for which, based on management and legal assessment, the Company has the right of indemnization from its former and current shareholders, related to years from 2007 to 2013, under allegation that had improper deduction of goodwill amortization expenses. These assessments amount R$1,223 on December 31, 2017 (R$1,141 on December 31, 2016).

The Company engages external attorneys to represent it in the tax assessments, whose fees are contingent upon a percentage to be applied to the amount of success in the final outcome of these lawsuits. This percentage may vary according to qualitative and quantitative factors of each claim, and as at December 31, 2017 the estimated amount, in case of success in all lawsuits, is approximately R$201, being R$182 for continued operations and R$19 for discontinued operations (R$168 as at December 31, 2016, being R$155 for continued operations and R$13 for discontinued operations).

21.5.	Judicial deposits for legal proceedings

The Company is challenging the payment of certain taxes, contributions and labor-related obligations and has made judicial deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Company has recorded restricted deposits as follows.

	2017	2016
Tax	204	181
Labor	474	414
Civil and other	42	26
Regulatory	42	40
Total	762	661

21.6.	Guarantees

Lawsuits	Property and equipment		Letter of guarantee		Total
	2017	2016	2017	2016	2017	2016

Tax	858	851	7,324	6,867	8,182	7,718
Labor	3	3	91	26	94	29
Civil and other	-	-	125	53	125	53
Regulatory	6	9	154	111	160	120
Total	867	863	7,694	7,057	8,561	7,920

The cost of letter of guarantees is approximately 0.81% per year of the amount of the lawsuits and is recorded as finance expense.

21.7.	Cnova N.V. litigation

Our subsidiary Cnova NV, a Dutch public limited company, certain of its current and former officers and directors, and the underwriters of Cnova’s initial public offering, or IPO, were named as defendants in a securities class action lawsuit in the United States Federal District Court for the Southern District of New York, related to internal investigation, concluded on July 22, 2016, conducted by Cnova N.V., Cnova Brasil e its advisors. In October 11, 2017 the Court for the Southern District of New York approved preliminarily an agreement with the plaintiffs’ shareholders.

Subject to the settlement agreement’s terms, a fund of $28.5 million will become available by Cnova N.V. for distribution amongst the former Cnova shareholders as well as to the plaintiffs’ lawyers. A portion of this amount will be used to cover the settlement fund’s administrative costs. In addition, subject to the terms of the settlement, all defendants are acquitted of all liability emanating from the allegations made in the class action suit. Following the March 15, 2018 hearing, the court entered on March 19, 2018 the final order giving the definitive approval to the settlement, closing the judicial proceedings with the United States District Court for the Southern District of New York and releasing defendants of the claims alleged against them accordingly. In the coming period, notices will be sent and distributed via Newswire by the plaintiffs’ lawyer with more information concerning the settlement.